Net Earnings(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Net (Loss)/Earnings per Share
Schedule of basic and diluted loss per ordinary share

	For the Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income/(loss)	4,877	(37,636)	(66,107)
Net loss attributable to non-controlling interests	930	29,265	553
Net earnings/(loss) attributable to So-Young International Inc.	5,807	(8,371)	(65,554)

Denominator:
Weighted average number of ordinary shares outstanding, basic	81,534,991	81,680,504	82,665,269
Weighted average number of ordinary shares outstanding, diluted	83,781,406	81,680,504	82,665,269
Net earnings/(loss) per share, basic	0.07	(0.10)	(0.79)
Net earnings/(loss) per share, diluted	0.07	(0.10)	(0.79)
Net earnings/(loss) per ADS, basic	0.05	(0.08)	(0.61)
Net earnings/(loss) per ADS, diluted	0.05	(0.08)	(0.61)